Cash segregated as deposits	12 Months Ended
Mar. 31, 2025
Cash segregated as deposits [Abstract]
Cash segregated as deposits	Cash segregated as deposits
Cash segregated as deposits represents separately managed cash deposited by customers. The balances of cash segregated as deposits as of March 31, 2024 and 2025 were ¥59,256 million and ¥51,655 million, respectively, which were less than the corresponding liability of “Deposits received” in the consolidated statements of financial position of ¥59,276 million and ¥50,911 million as of March 31, 2024 and 2025, respectively, because it generally takes several days to deposit/withdraw the funds received from customers in the trust account, while the Company recognizes the entire amount of the deposits as liabilities immediately after the customers’ depositing has been completed.